Summary of Significant Accounting Policies (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2019	Jul. 31, 2018
Call option		$ 0	$ 2,168,211
Warrants to be issued	$ 22,048	0	24,962,507
Derivative liability
Derivative liability		7,820,282
Total		7,820,282
Warrants
Warrants to be issued			24,962,507
Total			24,962,507
Fair Value, Inputs, Level 1 [Member] | Derivative liability
Derivative liability		0
Total		0
Fair Value, Inputs, Level 1 [Member] | Warrants
Warrants to be issued			0
Total			0
Fair Value, Inputs, Level 2 [Member] | Derivative liability
Derivative liability		0
Total		0
Fair Value, Inputs, Level 2 [Member] | Warrants
Warrants to be issued			24,962,507
Total			24,962,507
Fair Value, Inputs, Level 3 [Member] | Derivative liability
Derivative liability		7,820,282
Total		$ 7,820,282
Fair Value, Inputs, Level 3 [Member] | Warrants
Warrants to be issued			0
Total			0
Call Option
Call option			2,168,211
Total			2,168,211
Call Option | Fair Value, Inputs, Level 1 [Member]
Call option			0
Total			0
Call Option | Fair Value, Inputs, Level 2 [Member]
Call option			2,168,211
Total			2,168,211
Call Option | Fair Value, Inputs, Level 3 [Member]
Call option			0
Total			$ 0